UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5075

Thrivent Mutual Funds
(Exact name of registrant as specified in charter)

625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Address of principal executive offices) (Zip code)

David S. Royal, Secretary
625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Name and address of agent for service)

Registrant's telephone number, including area code: (612) 340-4249
Date of fiscal year end: December 31
Date of reporting period: March 31, 2007

Item 1. Schedule of Investments

Real Estate Securities Fund
Schedule of Investments as of March 30, 2007 (unaudited)
Shares	Common Stock (97.6%)	Value	Shares	Common Stock (97.6%)	Value

Consumer Discretionary (2.8%)			5,000	Hospitality Properties Trust *	$234,000
19,000	Hilton Hotels Corporation *	$683,240	112,583	Host Marriott Corporation *	2,962,059
22,400	Starwood Hotels & Resorts		5,000	Inland Real Estate Corporation *	91,700
	Worldwide, Inc.	1,452,640	8,000	iShares Cohen & Steers Realty

	Total Consumer			Majors Index Fund *	825,520
	Discretionary	2,135,880	4,000	iShares Dow Jones U.S. Real

				Estate Index Fund	341,000
Financials (94.8%)			7,500	iStar Financial, Inc. *	351,225
10,600	Alexandria Real Estate		6,000	Kilroy Realty Corporation *	442,500
	Equities, Inc. *	1,063,922	47,889	Kimco Realty Corporation	2,334,110
22,000	AMB Property Corporation	1,293,380	5,000	Land Securities Group plc	211,294
14,800	Apartment Investment &		10,000	LaSalle Hotel Properties *	463,600
	Management Company *	853,812	11,500	Liberty Property Trust *	560,280
47,593	Archstone-Smith Trust *	2,583,348	18,500	Macerich Company	1,708,660
20,400	Avalonbay Communities, Inc.	2,652,000	11,000	Mack-Cali Realty Corporation *	523,930
12,000	BioMed Realty Trust, Inc.	315,600	9,300	Maguire Properties, Inc.	330,708
27,000	Boston Properties, Inc.	3,169,800	6,000	Medical Properties Trust, Inc. *	88,140
20,581	Brandywine Realty Trust *	687,611	3,000	Mitsubishi Estate Company, Ltd.	98,112
11,700	BRE Properties, Inc. *	738,855	8,000	Mitsui Fudosan Company, Ltd.	233,867
7,500	British Land Company plc	226,213	14,000	Nationwide Health
37,000	Brookfield Properties Corporation	1,491,100		Properties, Inc. *	437,640
14,700	Camden Property Trust	1,033,557	7,000	New Plan Excel Realty Trust, Inc. * 231,210
10,000	CBL & Associates Properties, Inc. *	448,400	6,500	Post Properties, Inc. *	297,245
17,500	Corporate Office Properties Trust *	799,400	58,608	ProLogis Trust	3,805,417
23,300	Developers Diversified		28,088	Public Storage, Inc.	2,659,091
	Realty Corporation *	1,465,570	21,000	Regency Centers Corporation	1,754,550
6,000	DiamondRock Hospitality		10,000	Senior Housing Property Trust	239,000
	Company *	114,000	51,000	Simon Property Group, Inc.	5,673,751
9,000	Digital Realty Trust, Inc. *	359,100	17,187	SL Green Realty Corporation	2,357,680
12,700	Douglas Emmett, Inc. *	324,231	57,763	SPDR DJ Wilshire International
15,000	Duke Realty Corporation	652,050		Real Estate ETF	3,899,002
5,500	EastGroup Properties, Inc. *	280,665	6,700	Strategic Hotel Capital, Inc. *	153,229
1,900	Entertainment Properties Trust	114,475	12,000	Sun Hung Kai Properties, Ltd.	138,678
6,000	Equity Lifestyle Properties, Inc. *	324,060	11,700	Sunstone Hotel Investors, Inc.	318,942
56,400	Equity Residential REIT	2,720,172	3,000	Tanger Factory Outlet
8,000	Essex Property Trust, Inc. *	1,035,840		Centers, Inc. *	121,170
11,600	Extra Space Storage, Inc. *	219,704	12,000	Taubman Centers, Inc.	695,880
14,500	Federal Realty Investment Trust	1,313,990	29,300	UDR, Inc. *	897,166
7,000	Forest City Enterprises *	463,260	8,000	U-Store-It Trust *	160,960
44,500	General Growth Properties, Inc.	2,873,365	23,000	Ventas, Inc. *	968,990
20,000	GPT Group	79,869	27,700	Vornado Realty Trust *	3,305,718
15,700	Health Care Property		9,800	Weingarten Realty Investors *	466,088
	Investors, Inc.	565,671	20,000	Westfield Group	332,352

6,600	Health Care REIT, Inc.	289,740		Total Financials	72,090,077

1,000	Healthcare Realty Trust, Inc. *	37,300

11,200	Highwoods Properties, Inc. *	442,288		Total Common Stock
6,500	Home Properties, Inc.	343,265		(cost $61,899,089)	74,225,957

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

1

Real Estate Securities Fund
Schedule of Investments as of March 30, 2007 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (24.7%)	Rate (+)	Date	Value

18,763,551	Thrivent Financial Securities Lending Trust	5.350%	N/A	$18,763,551

	Total Collateral Held for Securities Loaned
	(cost $18,763,551)			18,763,551

		Interest	Maturity
Shares	Short-Term Investments (2.4%)	Rate (+)	Date	Value

1,834,367	Thrivent Money Market Fund	5.040%	N/A	$1,834,367

	Total Short-Term Investments (at amortized cost)			1,834,367

	Total Investments (cost $82,497,007) 124.7%			$94,823,875

	Other Assets and Liabilities, Net (24.7%)			(18,785,660)

	Total Net Assets 100.0%			$76,038,215

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$12,416,813
Gross unrealized depreciation	(89,945)

Net unrealized appreciation (depreciation)	$12,326,868

Cost for federal income tax purposes	$82,497,003

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

2

Diversified Income Plus Fund

Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (44.7%)	Value	Shares	Common Stock (44.7%)	Value

Consumer Discretionary (3.2%)			19,000	Citigroup, Inc.	$975,460
5,400	Bandag, Inc. *	$273,726	8,100	Colonial Properties Trust	369,927
100	Courier Corporation	3,907	9,200	Comerica, Inc.	543,904
500	Family Dollar Stores, Inc.	14,810	14,400	Commerce Group, Inc.	432,576
15,000	Genuine Parts Company	735,000	10,000	Community Bank System, Inc.	209,200
3,400	Haverty Furniture Companies, Inc.	47,600	5,300	Community Banks, Inc. *	126,511
25,100	La-Z-Boy, Inc. *	310,738	40,600	Corus Bankshares, Inc. *	692,636
17,600	Leggett & Platt, Inc.	398,992	4,600	Developers Diversified Realty
26,200	McDonald’s Corporation	1,180,310		Corporation	289,340
7,900	Polaris Industries, Inc.	379,042	4,800	DiamondRock
34,900	ServiceMaster Company	537,111		Hospitality Company	91,200
12,600	Stanley Works	697,536	2,100	Digital Realty Trust, Inc.	83,790
9,000	Talbots, Inc. *	212,580	4,100	Douglas Emmett, Inc.	104,673
11,400	VF Corporation	941,868	7,700	Duke Realty Corporation	334,719

	Total Consumer		14,600	Eagle Hospitality Properties
	Discretionary	5,733,220		Trust, Inc.	162,790

			3,000	Entertainment Properties Trust *	180,750
Consumer Staples (1.7%)			1,200	Equity One, Inc. *	31,800
13,600	Altria Group, Inc. ±	1,194,216	10,500	Equity Residential REIT	506,415
100	Clorox Company	6,369	4,700	Extra Space Storage, Inc. *	89,018
13,100	Kimberly-Clark Corporation	897,219	167,600	F.N.B. Corporation *	2,824,060
2,500	Lancaster Colony Corporation *	110,475	9,900	Feldman Mall Properties, Inc.	120,186
12,000	Universal Corporation	736,200	52,006	Fiduciary/Claymore MLP

	Total Consumer Staples	2,944,479		Opportunity Fund	1,265,306

			23,200	Fifth Third Bancorp *	897,608
Energy (1.0%)			12,600	First Bancorp	269,388
12,700	Chevron Corporation ‡	939,292	4,100	First Busey Corporation	87,863
23,300	Kayne Anderson		148,000	First Commonwealth Financial
	MLP Investment Company *	820,626		Corporation *	1,739,000

	Total Energy	1,759,918	14,700	First Indiana Corporation	321,195

			9,200	First Industrial Realty
Financials (27.3%)				Trust, Inc. *	416,760
51,200	American Financial Realty Trust *	516,096	130,600	FirstMerit Corporation *	2,756,966
7,200	Apartment Investment &		12,500	Franklin Street Properties
	Management Company	415,368		Corporation	239,750
3,800	Archstone-Smith Trust *	206,264	100	Fulton Financial Corporation	1,453
58,500	Arthur J. Gallagher & Company	1,657,305	6,300	General Growth Properties, Inc.	406,791
28,200	Ashford Hospitality Trust	336,708	5,400	Getty Realty Corporation	155,196
500	Avalonbay Communities, Inc.	65,000	13,200	Glimcher Realty Trust *	356,664
39,000	Bank of America Corporation	1,989,780	29,115	Harleysville National Corporation *	518,829
8,500	BB&T Corporation	348,670	11,500	Health Care Property
200	BioMed Realty Trust, Inc.	5,260		Investors, Inc.	414,345
300	Boston Properties, Inc.	35,220	9,600	Health Care REIT, Inc.	421,440
5,300	Brandywine Realty Trust	177,073	17,400	Healthcare Realty Trust, Inc.	649,020
100	Camden Property Trust	7,031	1,100	Highland Hospitality Corporation *	19,580
36	Capital One Financial Corporation	2,717	3,100	Highwoods Properties, Inc.	122,419
1,700	CBL & Associates Properties, Inc. *	76,228	2,200	Home Properties, Inc.	116,182

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

3

Diversified Income Plus Fund
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (44.7%)	Value	Shares	Common Stock (44.7%)	Value

Financials — continued			23,100	U.S. Bancorp	$807,807
18,400	Hospitality Properties Trust	$861,120	5,300	UDR, Inc.	162,286
19,600	Host Marriott Corporation	515,676	5,400	U-Store-It Trust	108,648
45,900	HRPT Properties Trust *	564,570	1,900	Valley National Bancorp	47,975
2,900	Inland Real Estate Corporation *	53,186	3,900	Ventas, Inc.	164,307
9,300	iStar Financial, Inc.	435,519	6,000	Vornado Realty Trust	716,040
100	KeyCorp	3,747	46,600	Washington Mutual, Inc. ±	1,881,708
2,845	Kimco Realty Corporation	138,665	1,200	Washington Real Estate
25,400	Lexington Corporate			Investment Trust *	44,904
	Properties Trust *	536,702	100	Weingarten Realty Investors	4,756
7,800	Liberty Property Trust	380,016	33,700	Wells Fargo & Company	1,160,291
400	Macerich Company *	36,944	3,500	WesBanco, Inc.	108,045

5,000	Mack-Cali Realty Corporation	238,150		Total Financials	48,592,407

1,500	Maguire Properties, Inc.	53,340
23,900	Medical Properties Trust, Inc.	351,091	Health Care (1.4%)
7,600	Mercury General Corporation	403,104	19,400	Merck & Company, Inc.	856,898
200	Mills Corporation	5,048	7,700	Meridian Bioscience, Inc.	213,752
46,100	Municipal Mortgage &		53,500	Pfizer, Inc.	1,351,410

	Equity, LLC	1,313,850		Total Health Care	2,422,060

21,700	National City Corporation	808,325
75,023	National penn Bancshares, Inc. *	1,417,935	Industrials (2.2%)
8,800	National Retail Properties, Inc.	212,872	3,000	A.O. Smith Corporation	114,660
9,900	Nationwide Health Properties, Inc.	309,474	6,300	ABM Industries, Inc.	166,257
5,100	New Plan Excel Realty Trust, Inc. *	168,453	6,000	Avery Dennison Corporation	385,560
3,300	Nuveen Investments *	156,090	3,600	Badger Meter, Inc. *	95,580
77,400	Old National Bancorp *	1,407,132	8,200	Brady Corporation	255,840
17,900	Omega Financial Corporation	510,329	24,900	Briggs & Stratton Corporation *	768,165
31,100	Omega Healthcare Investors, Inc.	533,365	11,300	Gorman-Rupp Company	361,939
5,100	Park National Corporation *	481,848	16,800	Masco Corporation	460,320
4,500	Pennsylvania Real Estate		10,000	McGrath Rentcorp *	316,700
	Investment Trust	199,485	800	NACCO Industries, Inc.	109,928
4,100	ProLogis Trust	266,213	14,600	Pitney Bowes, Inc.	662,694
202	Public Storage, Inc.	19,123	5,100	Tennant Company	160,599

3,000	Rayonier, Inc. REIT	129,000		Total Industrials	3,858,242

12,900	Realty Income Corporation *	363,780
33,158	Regions Financial Corporation	1,172,798	Information Technology (<0.1%)
10,600	Senior Housing Property Trust *	253,340	2,400	Linear Technology Corporation *	75,816

6,600	Simon Property Group, Inc.	734,250		Total Information Technology 75,816

11,800	Sky Financial Group, Inc.	316,948
466	SL Green Realty Corporation	63,926	Materials (1.7%)
33,300	Spirit Finance Corporation *	496,170	2,600	Albemarle Corporation	107,484
33,000	Sterling Bancorp	597,300	5,700	Bemis Company, Inc.	190,323
800	Strategic Hotel Capital, Inc.	18,296	8,300	PPG Industries, Inc.	583,573
13,300	Sun Communities, Inc.	412,566	51,900	RPM International, Inc.	1,198,890
200	Sunstone Hotel Investors, Inc.	5,452	24,700	Sonoco Products Company	928,226

25,900	Susquehanna Bancshares, Inc. *	600,621		Total Materials	3,008,496

16,961	Tortoise Energy Infrastructure
	Corporation *	656,391

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

4

Diversified Income Plus Fund
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (44.7%)	Value	Shares	Preferred Stock (1.1%)	Value

Telecommunications Services (0.8%)			Consumer Cyclical (0.2%)
38,200	AT&T, Inc. ±	$1,506,226	290	Morgan Stanley, Convertible #¿	$290,339

	Total Telecommunications			Total Consumer Cyclical	290,339

	Services	1,506,226

			Energy (0.2%)
Utilities (5.4%)			10,500	Goldman Sachs Group, Inc.,
66,900	Atmos Energy Corporation	2,092,632		Convertible #¿	305,970

14,300	Black Hills Corporation	525,811		Total Energy	305,970

100	California Water Service Group	3,832
28,900	Consolidated Edison, Inc.	1,475,634	Financials (0.6%)
12,830	Integrys Energy Group, Inc. *	712,193	11,745	Simon Property Group, Inc.,
9,500	MGE Energy, Inc.	336,870		Convertible #	1,039,432

20,100	Otter Tail Corporation *	688,224		Total Financials	1,039,432

6,000	Pinnacle West Capital Corporation 289,500
28,200	Progress Energy, Inc. *	1,422,408	Utilities (0.1%)
51,400	Vectren Corporation *	1,470,040	720	NRG Energy, Inc., Convertible #	234,036

17,500	WGL Holdings, Inc.	559,650		Total Utilities	234,036

	Total Utilities	9,576,794

				Total Preferred Stock

	Total Common Stock			(cost $1,672,837)	1,869,777

	(cost $79,163,722)	79,477,658

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (47.1%)	Rate	Date	Value

Asset-Backed Securities (1.1%)
$1,970,000	Dow Jones CDX	8.375%	12/29/2011	$2,041,314

	Total Asset-Backed Securities			2,041,314

Basic Materials (3.2%)
120,000	AK Steel Corporation ‡	7.750	6/15/2012	121,950
150,000	Aleris International, Inc.	9.000	12/15/2014	158,250
110,000	Aleris International, Inc.	10.000	12/15/2016	114,950
130,000	Appleton Papers, Inc.	8.125	6/15/2011	133,575
220,000	Arch Western Finance, LLC	6.750	7/1/2013	216,425
143,000	BCP Caylux Holdings Luxembourg SCA	9.625	6/15/2014	162,437
120,000	Buckeye Technologies, Inc.	8.000	10/15/2010	119,400
210,000	Chaparral Steel Company	10.000	7/15/2013	234,150
220,000	Crystal US Holdings 3,
	LLC/Crystal US Sub 3 Corporation *>	Zero Coupon	10/1/2009	203,839
190,000	Domtar, Inc.	7.125	8/1/2015	189,050
190,000	Drummond Company, Inc.	7.375	2/15/2016	182,400
145,000	Equistar Chemicals, LP	10.625	5/1/2011	152,975
320,000	FMG Finance, Pty. Ltd. *	10.625	9/1/2016	368,000
390,000	Freeport-McMoRan Copper & Gold, Inc.	8.375	4/1/2017	421,688

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

5

Diversified Income Plus Fund
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (47.1%)	Rate	Date	Value

Basic Materials — continued
$120,000	Georgia-Pacific Corporation	8.125%	5/15/2011	$126,000
70,000	Georgia-Pacific Corporation	7.000	1/15/2015	70,350
190,000	Georgia-Pacific Corporation	7.125	1/15/2017	190,475
300,000	Graphic Packaging International Corporation	9.500	8/15/2013	319,125
320,000	Griffin Coal Mining Company, Pty. Ltd.	9.500	12/1/2016	337,600
220,000	Huntsman International, LLC	7.875	11/13/2014	227,425
100,000	Jefferson Smurfit Corporation	8.250	10/1/2012	100,000
200,000	Lyondell Chemical Company	10.500	6/1/2013	219,000
260,000	Lyondell Chemical Company	8.250	9/15/2016	278,200
440,000	Mosaic Global Holdings, Inc., Convertible	7.375	12/1/2014	458,700
220,000	Ryerson, Inc.	8.250	12/15/2011	222,200
340,000	Terra Capital, Inc.	7.000	2/1/2017	338,300

	Total Basic Materials			5,666,464

Capital Goods (3.7%)
170,000	Ahern Rentals, Inc.	9.250	8/15/2013	177,438
80,000	Ahern Rentals, Inc. ‡	9.250	8/15/2013	83,500
620,000	Allied Waste North America, Inc. ‡	7.875	4/15/2013	643,250
100,000	Ashtead Capital, Inc.	9.000	8/15/2016	106,500
190,000	Ball Corporation	6.625	3/15/2018	188,812
210,000	Berry Plastics Holding Corporation ±	8.875	9/15/2014	214,725
150,000	Browning-Ferris Industries, Inc.	9.250	5/1/2021	162,750
150,000	Browning-Ferris Industries, Inc.	7.400	9/15/2035	144,000
190,000	Case New Holland, Inc. ±	9.250	8/1/2011	199,500
210,000	Case New Holland, Inc. ±	7.125	3/1/2014	218,400
150,000	Crown Americas, Inc.	7.625	11/15/2013	154,312
150,000	Crown Americas, Inc.	7.750	11/15/2015	156,000
520,000	Da-Lite Screen Company, Inc.	9.500	5/15/2011	543,400
610,000	Fastentech, Inc.	11.500	5/1/2011	647,362
105,000	Invensys plc *	9.875	3/15/2011	113,006
60,000	K&F Acquisition, Inc.	7.750	11/15/2014	63,750
1,140,000	L-3 Communications Corporation	5.875	1/15/2015	1,107,225
49,000	Mueller Group, Inc.	10.000	5/1/2012	52,920
143,000	Mueller Holdings, Inc. >	Zero Coupon	4/15/2009	130,130
100,000	Owens-Brockway Glass Container, Inc.	8.250	5/15/2013	104,250
320,000	Owens-Illinois, Inc.	7.500	5/15/2010	324,800
260,000	Plastipak Holdings, Inc.	8.500	12/15/2015	275,600
140,000	Rental Services Corporation	9.500	12/1/2014	149,100
150,000	TransDigm, Inc.	7.750	7/15/2014	154,875
120,000	United Rentals North America, Inc.	6.500	2/15/2012	119,700
350,000	United Rentals North America, Inc.	7.000	2/15/2014	349,125

	Total Capital Goods			6,584,430

Commercial Mortgage-Backed Securities (1.7%)
3,000,000	Deutsche Alt-A Securities, Inc. †	5.784	4/25/2007	3,000,000

	Total Commercial Mortgage-Backed Securities			3,000,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

6

Diversified Income Plus Fund
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (47.1%)	Rate	Date	Value

Communications Services (6.0%)
$25,000	American Cellular Corporation	10.000%	8/1/2011	$26,469
660,000	American Tower Corporation ‡	7.125	10/15/2012	679,800
380,000	American Towers, Inc.	7.250	12/1/2011	391,400
788	CCH I, LLC	11.000	10/1/2015	817
180,000	Centennial Communications Corporation	8.125	2/1/2014	185,850
240,000	Citizens Communications Company	9.250	5/15/2011	267,600
570,000	Citizens Communications Company	6.250	1/15/2013	565,725
99,000	Dex Media West, LLC/Dex Media West
	Finance Company	9.875	8/15/2013	108,034
240,000	Dobson Cellular Systems	9.875	11/1/2012	261,600
1,140,000	Echostar DBS Corporation	6.625	10/1/2014	1,147,125
210,000	Idearc, Inc.	8.000	11/15/2016	216,038
90,000	Intelsat Bermuda, Inc.	9.250	6/15/2016	99,675
570,000	Intelsat Intermediate, Inc. *>	Zero Coupon	2/1/2010	473,100
200,000	Intelsat Subsidiary Holding Company, Ltd.	8.625	1/15/2015	214,000
90,000	Kabel Deutschland GmbH	10.625	7/1/2014	100,350
120,000	Lamar Media Corporation	6.625	8/15/2015	117,000
430,000	Morris Publishing Group, LLC	7.000	8/1/2013	410,650
380,000	NTL Cable plc	9.125	8/15/2016	400,900
190,000	PRIMEDIA, Inc. †	10.735	5/15/2007	196,650
280,000	Qwest Communications International, Inc.	7.250	2/15/2011	286,650
90,000	Qwest Communications International, Inc.	7.500	2/15/2014	92,700
40,000	Qwest Corporation †	8.605	6/15/2007	43,600
640,000	Qwest Corporation	7.875	9/1/2011	680,000
70,000	Qwest Corporation	7.625	6/15/2015	74,725
700,000	R.H. Donnelley Corporation	6.875	1/15/2013	680,750
160,000	R.H. Donnelley Corporation	8.875	1/15/2016	170,000
775,000	Rogers Wireless Communications, Inc.	7.500	3/15/2015	839,906
120,000	Rural Cellular Corporation	9.750	1/15/2010	123,600
120,000	Rural Cellular Corporation	9.875	2/1/2010	126,600
280,000	Time Warner Telecom Holdings, Inc.	9.250	2/15/2014	299,600
200,000	Valor Telecommunications Enterprises, LLC	7.750	2/15/2015	215,500
950,000	Videotron Ltee	6.875	1/15/2014	959,500
170,000	Windstream Corporation	7.000	3/15/2019	170,000

	Total Communications Services			10,625,914

Consumer Cyclical (7.0%)
270,000	American Casino & Entertainment Properties, LLC	7.850	2/1/2012	280,800
470,000	Beazer Homes USA, Inc. *	8.625	5/15/2011	459,425
190,000	Beazer Homes USA, Inc. *	8.125	6/15/2016	178,600
110,000	Boyd Gaming Corporation	7.125	2/1/2016	107,800
490,000	Buhrmann U.S., Inc. ‡	7.875	3/1/2015	490,000
250,000	Circus & Eldorado Joint Venture/Silver Legacy
	Capital Corporation	10.125	3/1/2012	261,875
570,000	Corrections Corporation of America	6.250	3/15/2013	570,000
150,000	Dollarama Group, LP †	11.120	6/15/2007	151,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

7

Diversified Income Plus Fund
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (47.1%)	Rate	Date	Value

Consumer Cyclical — continued
$360,000	Dollarama Group, LP	8.875%	8/15/2012	$375,300
230,000	Ford Motor Credit Company †	9.810	4/16/2007	243,844
80,000	Ford Motor Credit Company	9.750	9/15/2010	84,267
170,000	Ford Motor Credit Company	7.000	10/1/2013	158,030
360,000	Ford Motor Credit Company	8.000	12/15/2016	346,407
310,000	Gaylord Entertainment Company	6.750	11/15/2014	301,862
620,000	Group 1 Automotive, Inc.	8.250	8/15/2013	643,250
300,000	Group 1 Automotive, Inc., Convertible >	2.250	6/15/2016	260,250
260,000	Hanesbrands, Inc. †	8.735	6/15/2007	264,875
350,000	Harrah’s Operating Company, Inc. *	6.500	6/1/2016	310,079
1,140,000	Host Marriott, LP	6.375	3/15/2015	1,131,450
220,000	Jean Coutu Group (PJC), Inc.	7.625	8/1/2012	233,217
250,000	K. Hovnanian Enterprises, Inc. *	7.500	5/15/2016	233,125
720,000	KB Home	6.250	6/15/2015	645,300
250,000	Majestic Star Casino, LLC	9.500	10/15/2010	262,188
710,000	MGM MIRAGE	5.875	2/27/2014	660,300
290,000	Pokagon Gaming Authority	10.375	6/15/2014	319,725
260,000	Poster Financial Group, Inc.	8.750	12/1/2011	270,400
850,000	Royal Caribbean Cruises, Ltd.	7.250	6/15/2016	872,795
305,000	Seminole Hard Rock Entertainment †	7.848	6/15/2007	311,100
170,000	Service Corporation International §	6.750	4/1/2015	169,788
440,000	Station Casinos, Inc.	6.875	3/1/2016	403,150
360,000	Tunica Biloxi Gaming Authority	9.000	11/15/2015	382,500
180,000	Turning Stone Resort Casino Enterprise	9.125	9/15/2014	184,950
150,000	United Auto Group, Inc.	7.750	12/15/2016	151,500
242,000	Universal City Florida Holding Company I/II †	10.110	5/1/2007	249,562
210,000	Warnaco, Inc.	8.875	6/15/2013	222,862
323,000	WMG Holdings Corporation >	Zero Coupon	12/15/2009	247,095

	Total Consumer Cyclical			12,439,171

Consumer Non-Cyclical (4.0%)
570,000	Constellation Brands, Inc.	7.250	9/1/2016	577,125
190,000	Coventry Health Care, Inc.	6.125	1/15/2015	192,356
130,000	Elan Finance Corporation, Ltd.	7.750	11/15/2011	127,725
120,000	Elan Finance plc/Elan Finance Corporation †	9.360	5/15/2007	122,100
285,000	Genzyme Corporation, Convertible	1.250	12/1/2023	292,838
410,000	HCA, Inc.	9.250	11/15/2016	442,288
240,000	IASIS Healthcare, LLC (IASIS Capital Corporation) *	8.750	6/15/2014	248,400
250,000	Jarden Corporation	7.500	5/1/2017	252,500
300,000	Medtronic, Inc., Convertible	1.500	4/15/2011	306,750
230,000	Michael Foods, Inc.	8.000	11/15/2013	233,450
285,000	Millipore Corporation, Convertible	3.750	6/1/2026	305,662
345,000	Omnicare, Inc., Convertible	3.250	12/15/2035	302,306
570,000	Reynolds America, Inc.	7.625	6/1/2016	606,384
150,000	Smithfield Foods, Inc. *	8.000	10/15/2009	156,375
450,000	Stater Brothers Holdings, Inc.	8.125	6/15/2012	463,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

8

Diversified Income Plus Fund
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (47.1%)	Rate	Date	Value

Consumer Non-Cyclical — continued
$740,000	Supervalu, Inc.	7.500%	11/15/2014	$771,450
315,000	Teva Pharmaceutical Finance Company, Convertible	1.750	2/1/2026	306,338
260,000	Triad Hospitals, Inc.	7.000	5/15/2012	269,750
180,000	Triad Hospitals, Inc.	7.000	11/15/2013	187,875
230,000	US Oncology Holdings, Inc. †	10.580	9/17/2007	234,600
120,000	US Oncology, Inc.	9.000	8/15/2012	128,100
250,000	Ventas Realty, LP/Ventas Capital Corporation	6.500	6/1/2016	255,938
270,000	Wyeth, Convertible †	4.877	7/15/2007	287,874

	Total Consumer Non-Cyclical			7,071,684

Energy (1.7%)
220,000	CHC Helicopter Corporation	7.375	5/1/2014	213,950
680,000	Chesapeake Energy Corporation ±	6.375	6/15/2015	676,600
200,000	Chesapeake Energy Corporation	6.250	1/15/2018	197,500
220,000	Denbury Resources, Inc.	7.500	12/15/2015	222,200
170,000	Hornbeck Offshore Services, Inc.	6.125	12/1/2014	160,862
650,000	Ocean Rig Norway AS	8.375	7/1/2013	689,000
300,000	OPTI Canada, Inc.	8.250	12/15/2014	312,000
270,000	PetroHawk Energy Corporation	9.125	7/15/2013	287,550
90,000	Pioneer Natural Resources Company	5.875	7/15/2016	83,743
210,000	Western Oil Sands, Inc.	8.375	5/1/2012	234,675

	Total Energy			3,078,080

Financials (7.2%)
336,000	Archstone-Smith Operating Trust, Convertible	4.000	7/15/2036	350,280
300,000	AXA SA	6.463	12/14/2018	293,552
232,000	Brandywine Realty Trust, Convertible	3.875	10/15/2026	234,320
275,000	BRE Properties, Inc., Convertible	4.125	8/15/2026	292,531
290,000	Capital One Capital III ±	7.686	8/15/2036	311,147
290,000	Capital One Capital IV ±	6.745	2/17/2037	277,840
325,000	Developers Diversified Realty Corporation, Convertible	3.500	8/15/2011	347,344
332,000	Duke Realty, LP, Convertible	3.750	12/1/2011	341,545
400,000	ERP Operating, LP, Convertible	3.850	8/15/2026	404,600
145,000	First Industrial, LP, Convertible	4.625	9/15/2011	151,525
186,000	Forest City Enterprises, Inc., Convertible	3.625	10/15/2011	213,900
400,000	FTI Consulting, Inc.	7.625	6/15/2013	415,000
870,000	General Motors Acceptance Corporation	6.875	9/15/2011	870,843
280,000	Goldman Sachs Group, Inc. Convertible	1.000	3/7/2012	276,780
1,160,000	J.P. Morgan Chase Capital XX	6.550	9/29/2036	1,152,307
750,000	Leucadia National Corporation	7.125	3/15/2017	745,312
870,000	Lincoln National Corporation >	7.000	5/17/2016	911,676
280,000	Morgan Stanley Dean Witter & Company, Convertible ¿	20.250	8/27/2007	270,424
116,000	National Retail Properties, Inc., Convertible	3.950	9/15/2026	123,830
290,000	ProLogis Trust	5.625	11/15/2016	292,194
580,000	Rabobank Capital Funding Trust	5.254	10/21/2016	559,064
580,000	RBS Capital Trust I	5.512	9/30/2014	570,653

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

9

Diversified Income Plus Fund
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (47.1%)	Rate	Date	Value

Financials — continued
$600,000	Residential Capital Corporation	6.500%	4/17/2013	$594,304
580,000	Swiss RE Capital I, LP	6.854	5/25/2016	599,177
580,000	Wachovia Capital Trust III	5.800	3/15/2011	586,917
905,000	Washington Mutual Preferred Funding	6.665	12/15/2016	888,170
70,000	Washington Real Estate Investment Trust, Convertible	3.875	9/15/2026	69,038
600,000	Wells Fargo & Company, Convertible †	5.110	5/1/2007	598,524

	Total Financials			12,742,797

Mortgage-Backed Securities (3.4%)
6,000,000	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through §	6.000	4/1/2037	6,043,132

	Total Mortgage-Backed Securities			6,043,132

Technology (1.6%)
180,000	Avago Technologies Finance Pte †	10.860	6/1/2007	188,550
180,000	Avago Technologies Finance Pte	10.125	12/1/2013	194,850
395,000	Electronic Data Systems Corporation, Convertible *	3.875	7/15/2023	415,738
260,000	Freescale Semiconductor, Inc.	8.875	12/15/2014	260,325
447,000	Intel Corporation, Convertible	2.950	12/15/2035	386,655
110,000	NXP BV/NXP Funding, LLC †	8.110	4/15/2007	113,162
340,000	NXP BV/NXP Funding, LLC *	9.500	10/15/2015	351,050
490,000	Seagate Technology HDD Holdings	6.800	10/1/2016	492,450
280,000	UGS Corporation	10.000	6/1/2012	306,250
150,000	Unisys Corporation	6.875	3/15/2010	150,000

	Total Technology			2,859,030

Transportation (1.0%)
289,364	Continental Airlines, Inc.	7.875	7/2/2018	300,938
180,000	Delta Air Lines, Inc. =	7.920	11/18/2010	184,050
80,000	Hertz Corporation	8.875	1/1/2014	86,200
140,000	Hertz Corporation	10.500	1/1/2016	159,600
214,000	H-Lines Finance Holding Corporation >	Zero Coupon	4/1/2008	203,300
210,000	Kansas City Southern de Mexico SA de CV	7.625	12/1/2013	212,362
556,931	Piper Jaffray Equipment Trust Securities	6.750	4/1/2011	554,147

	Total Transportation			1,700,597

Utilities (5.5%)
105,000	AES Corporation ‡	8.875	2/15/2011	112,875
240,000	AES Corporation ‡	8.750	5/15/2013	255,600
490,000	Colorado Interstate Gas Company	6.800	11/15/2015	521,107
100,000	Consumers Energy Company	6.300	2/1/2012	101,000
290,000	Copano Energy, LLC	8.125	3/1/2016	300,150
150,000	Dynegy Holdings, Inc.	6.875	4/1/2011	150,375
170,000	Dynegy Holdings, Inc.	8.375	5/1/2016	176,800
170,000	Edison Mission Energy	7.500	6/15/2013	175,525
180,000	Edison Mission Energy	7.750	6/15/2016	187,650

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

10

Diversified Income Plus Fund
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (47.1%)	Rate	Date	Value

Utilities — continued
$290,000	El Paso Production Holding Company	7.750%	6/1/2013	$303,050
880,000	Enterprise Products Operating, LP >	8.375	8/1/2016	962,973
140,000	Midwest Generation, LLC	8.750	5/1/2034	151,900
100,000	Mirant North America, LLC	7.375	12/31/2013	102,500
260,000	Mission Energy Holding Company	13.500	7/15/2008	283,400
755,000	NRG Energy, Inc.	7.375	2/1/2016	775,762
170,000	Pacific Energy Partners, LP/Pacific Energy
	Finance Corporation	7.125	6/15/2014	177,534
200,000	Pacific Energy Partners, LP/Pacific Energy
	Finance Corporation	6.250	9/15/2015	199,991
145,000	Reliant Energy Resources Corporation	6.750	12/15/2014	153,156
1,140,000	Sabine Pass LNG LP ±	7.500	11/30/2016	1,148,550
500,000	SemGroup, LP	8.750	11/15/2015	507,500
230,000	Southern Natural Gas Company	7.350	2/15/2031	254,381
150,000	Southern Star Central Corporation	6.750	3/1/2016	150,000
1,400,000	TXU Energy Company, LLC †	5.850	6/18/2007	1,399,887
570,000	Williams Companies, Inc.	8.125	3/15/2012	619,875
410,000	Williams Companies, Inc.	8.750	3/15/2032	472,525
170,000	Williams Partners, LP	7.250	2/1/2017	179,775

	Total Utilities			9,823,841

	Total Long-Term Fixed Income (cost $83,133,060)			83,676,454

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (4.3%)	Rate (+)	Date	Value

7,592,761	Thrivent Financial Securities Lending Trust	5.350	N/A	$7,592,761

	Total Collateral Held for Securities Loaned
	(cost $7,592,761)			7,592,761

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

11

Diversified Income Plus Fund
Schedule of Investments as of March 30, 2007 (unaudited)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (9.2%)	Rate (+)%	Date	Value

$760,000	Federal National Mortgage Association	5.000	4/2/2007	$759,789
400,000	Federal National Mortgage Association ‡	5.080	7/16/2007	394,073
5,970,000	Jupiter Securitization Company, LLC	5.420	4/2/2007	5,968,202
2,000,000	Paradigm Funding, LLC	5.350	4/12/2007	1,996,433
7,296,807	Thrivent Money Market Fund	5.040	N/A	7,296,807

	Total Short-Term Investments (cost $16,415,191)				16,415,304

	Total Investments (cost $187,977,571) 106.4%				$189,031,954

	Other Assets and Liabilities, Net (6.4%)				(11,329,432)

	Total Net Assets 100.0%				$177,702,522

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

REIT Future	3	June 2007	$99,928	$100,530	$602
S&P 500 Index Mini-Futures	6	June 2007	$429,992	$429,360	($632)

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

> Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued basis.

± Designated as cover for long settling trades.

‡ At March 30, 2007, $649,673 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts and an unfunded loan commitment. In addition, $2,303,317 and $765,200 of investments were earmarked as collateral to cover open financial futures contracts and unfunded loan commitments, respectively.

= In bankruptcy.

¿ These securities are Equity-Linked Structured Securities.

Definitions:

REIT – Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$4,079,755
Gross unrealized depreciation	(3,025,372)

Net unrealized appreciation (depreciation)	$1,054,383
Cost for federal income tax purposes	$187,977,571

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

12

THRIVENT MUTUAL FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
March 30, 2007 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments — Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price. Swaps are valued using pricing sources approved by the Board of Trustees and the change in value, if any, is recorded as unrealized gains or losses. Mutual Funds are valued at the net asset value at the close of each business day.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Fundare valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund and the Funds’ investment adviser follow procedures necessary to maintain a constant net asset value of $1.00 per share.

All securities for which market values are not readily available or deemed unreliable are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Fair Valuation of International Securities — Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board of Trustees has authorized the Fund’s investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Trustees.

Additional information for the Fund’s policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Fund’s most recent annual or semiannual shareholder report.

13

Item 2. Controls and Procedures

(a) Registrant's President and Treasurer have concluded that registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s President and Treasurer are aware of no change in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant's internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: May 24, 2007	THRIVENT MUTUAL FUNDS

By: /s/ Pamela J. Moret

Pamela J. Moret
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 24, 2007	By: /s/ Pamela J. Moret

Pamela J. Moret
President

Date: May 24, 2007	By: /s/ Gerard V. Vaillancourt

Gerard V. Vaillancourt
Treasurer